[Zurich Kemper letterhead]


                                November 10, 1998


VIA EDGAR TRANSMISSION
----------------------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Kemper Investors Life Insurance Company ("KILICO")
         KILICO Variable Separate Account-2 ("Registrant")
         Rule 497(j) Certification (File No. 333-35159)
         --------------------------------------------------

Commissioners:

In lieu of filing the form of prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "1933 Act"), KILICO, on behalf of the Registrant, hereby certifies that:

         (1) the form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in post-effective amendment no. 3 to the registration statement on Form S-6 under the 1933 Act; and

         (2) the text of post-effective amendment no. 3 was filed with the Securities and Exchange Commission electronically on October 30, 1998.

If you have any question regarding the foregoing, please contact the undersigned at (847) 969-3524.

Very truly yours,

/s/ Juanita M. Thomas

Juanita M. Thomas
Assistant General Counsel